Derivative Financial Instruments - Summary of Amounts Recorded in Consolidated Balance Sheet (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative contracts in asset	$ 5	$ 2	$ 4
Derivative contracts in liability	8	$ 13
Foreign Currency Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative contracts in asset	4
Derivative contracts in liability	$ 11